Schedule of Investments (unaudited)	iShares® Cybersecurity and Tech ETF
April 30, 2023	(Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Communications Equipment — 12.7%
Accton Technology Corp.	2,443,000	$23,865,421
ADTRAN Holdings Inc.	346,530	3,160,353
Calix Inc.(a)	286,305	13,084,138
Juniper Networks Inc.	679,452	20,485,478
Radware Ltd.(a)	182,879	3,685,012
		64,280,402
IT Services — 10.7%
Akamai Technologies Inc.(a)(b)	238,051	19,513,040
Change Inc.	171,900	2,908,179
Netcompany Group A/S(a)(c)	218,774	8,467,007
Okta Inc.(a)	343,067	23,510,382
		54,398,608
Professional Services — 13.1%
Booz Allen Hamilton Holding Corp.	205,891	19,707,887
CACI International Inc., Class A(a)(b)	70,698	22,151,097
My EG Services Bhd(b)	22,198,000	3,946,437
Science Applications International Corp.	204,346	20,849,422
		66,654,843
Software — 63.4%
A10 Networks Inc.	331,356	4,685,374
Absolute Software Corp.	248,770	1,940,804
Ahnlab Inc.	29,271	1,338,933
Alarm.com Holdings Inc.(a)(b)	235,163	11,214,923
BlackBerry Ltd.(a)	2,827,674	11,019,758
Check Point Software Technologies Ltd.(a)(b)	167,267	21,303,125
Clear Secure Inc., Class A(b)	321,585	7,779,141
Crowdstrike Holdings Inc., Class A(a)	180,104	21,621,485
CyberArk Software Ltd.(a)(b)	151,551	18,883,255
Darktrace PLC(a)	1,576,231	5,558,330
Digital Arts Inc.	53,800	2,002,626
Everbridge Inc.(a)	195,436	5,136,058
ForgeRock Inc., Class A (a)(b)	187,557	3,756,767
Fortinet Inc.(a)(b)	416,467	26,258,244
OneSpan Inc.(a)	173,684	2,560,102
Palo Alto Networks Inc.(a)(b)	129,288	23,589,889
Qualys Inc.(a)(b)	169,120	19,100,413
Security	Shares	Value

Software (continued)
Rapid7 Inc.(a)	286,172	$13,910,821
SentinelOne Inc., Class A(a)(b)	947,132	15,220,411
TeamViewer AG(a)(c)	675,523	12,467,310
Tenable Holdings Inc.(a)	533,801	19,745,299
Trend Micro Inc./Japan	454,500	22,208,446
Varonis Systems Inc.(a)	530,410	12,284,296
VMware Inc., Class A(a)	184,763	23,100,918
Zscaler Inc.(a)	172,951	15,582,885
		322,269,613

Total Long-Term Investments — 99.9%
(Cost: $587,231,432)		507,603,466

Short-Term Securities

Money Market Funds — 6.5%
BlackRock Cash Funds: Institutional, SL Agency Shares, 5.02%(d)(e)(f)	32,337,832	32,347,533
BlackRock Cash Funds: Treasury, SL Agency Shares, 4.75%(d)(e)	600,000	600,000

Total Short-Term Securities — 6.5%
(Cost: $32,948,973)		32,947,533

Total Investments — 106.4%
(Cost: $620,180,405)		540,550,999

Liabilities in Excess of Other Assets — (6.4)%		(32,294,749)

Net Assets — 100.0%		$508,256,250

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(d)	Affiliate of the Fund.
(e)	Annualized 7-day yield as of period end.
(f)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended April 30, 2023 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 07/31/22	Purchases at Cost		Proceeds from Sale		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 04/30/23	Shares Held at 04/30/23	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$56,048,701	$—		$(23,713,234	)(a)	$27,206	$(15,140)	$32,347,533	32,337,832	$64,038	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	510,000	90,000	(a)	—		—	—	600,000	600,000	26,002		1
						$27,206	$(15,140)	$32,947,533		$90,040		$1

(a)	Represents net amount purchased (sold).
(b)	All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Schedule of Investments (unaudited) (continued)	iShares® Cybersecurity and Tech ETF
April 30, 2023

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
E-Mini Technology Select Sector Index	3	06/16/23	$458	$44,000

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

●	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;

●	Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and

●	Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks	$424,840,777	$82,762,689	$—	$507,603,466
Short-Term Securities
Money Market Funds	32,947,533	—	—	32,947,533
	$457,788,310	$82,762,689	$—	$540,550,999
Derivative Financial Instruments(a)
Assets
Equity Contracts	$44,000	$—	$—	$44,000

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

2